Summary of Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
		Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss expense for accounts receivable
Provided allowance for credit losses
Depreciation		3,567	782
Deferred dry dock cost, net		1,107,701		$ 682,637
Amortization expense for deferred dry-docking costs		321,704	$ 137,375
Contract liabilities		$ 497,360		433,125
Percentage of likely examination		50.00%
Weighted average shares outstanding - basic (in Shares) | shares	[1]	1,076,035	1,000,000
Weighted average shares outstanding - dilutive (in Shares) | shares	[1]	1,076,035	1,000,000
Segment description		The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on our overall return to shareholders based on combined net income. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer
Number of operating segments (in segment) | segment		1
Aggregate amount of cash		$ 4,042,661		5,648,749
Uninsured cash balance		$ 3,875,168		$ 5,478,297
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		73.00%	70.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				47.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		11.00%	11.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		98.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				22.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Supplier A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		17.00%	17.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount of cash		$ 3,829,158		$ 5,441,407
Deposit insurance		$ 78,000			$ 100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment		30 days
Property, plant and equipment, useful life		10 years			10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment		180 days
Property, plant and equipment, useful life		25 years			25 years
Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power		50.00%			50.00%

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective Apr 2, 2026 as described in Note 13